Shareholders' equity - Summary of Preferred Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred dividends	$ 211	$ 207	$ 194
Series A Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,088.49	$ 4,044.44	$ 4,055.55
Preferred dividends	$ 20	$ 20	$ 20
Series C Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	0.03%
Dividend paid per share (usd per share)			$ 5,200
Preferred dividends			$ 46
Deferred fees for preferred stock redemption			$ 15
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,500	$ 4,500	$ 4,500
Preferred dividends	$ 23	$ 23	$ 22
Series E Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)		$ 3,630.34	$ 4,359.63
Preferred dividends		$ 47	$ 44
Deferred fees for preferred stock redemption		$ 10
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,625	$ 4,625	$ 4,625
Preferred dividends	$ 46	$ 46	$ 46
Series G Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,700	$ 4,700	$ 1,579.72
Preferred dividends	$ 47	$ 47	$ 16
Series H Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 3,700	$ 4,183.06
Preferred dividends	$ 22	$ 24
Series I Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,083.33
Preferred dividends	$ 53